Share-based compensation (Details 2) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended						12 Months Ended
	Jan. 13, 2013 Business Unit Incentive Plan USD ($)	Dec. 31, 2013 Business Unit Incentive Plan USD ($)	Dec. 31, 2013 Business Unit Incentive Plan CNY	Dec. 31, 2012 Business Unit Incentive Plan CNY	Dec. 31, 2011 Business Unit Incentive Plan CNY	Dec. 31, 2012 Business Unit Incentive Plan USD ($)	Jan. 13, 2013 Business Unit Incentive Plan Class B	Dec. 31, 2013 Modification of the Plan on June 22, 2011 USD ($)	Dec. 31, 2013 Modification of the Plan on June 22, 2011 CNY	Dec. 31, 2013 Long-term Incentive Plan
Stock option activity
Awards to be granted (in shares)							10,800,000			0
Vesting period	3 months
Number of Options
Outstanding at the beginning of the period (in shares)		17,285,959	17,285,959
Granted (in shares)		10,988,106	10,988,106
Exercised (in shares)		(1,707,589)	(1,707,589)
Forfeited (in shares)		(1,373,780)	(1,373,780)
Outstanding at the end of the period (in shares)		25,192,696	25,192,696
Vested and expected to vest at the end of the period (in shares)		30,274,988	30,274,988
Exercisable at the end of the period (in shares)		20,632,533	20,632,533
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)		$ 0.21
Granted (in dollars per share)	$ 0.01	$ 2.92
Exercised (in dollars per share)		$ 0.24
Forfeited (in dollars per share)		$ 0.13
Outstanding at the end of the period (in dollars per share)		$ 1.40
Vested and expected to vest at the end of the period (in dollars per share)		$ 1.12
Exercisable at the end of the period (in dollars per share)		$ 0.58
Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)		$ 0.87
Granted (in dollars per share)		$ 2.74
Exercised (in dollars per share)		$ 0.86
Forfeited (in dollars per share)		$ 1.91
Outstanding at the end of the period (in dollars per share)		$ 1.61
Weighted Average Remaining Contractual Life (Years)
Outstanding at the end of the period		7 years 4 months 20 days	7 years 4 months 20 days	7 years 1 month 20 days
Vested and expected to vest at the end of the period		6 years 8 months 12 days	6 years 8 months 12 days
Exercisable at the end of the period		5 years 8 months 12 days	5 years 8 months 12 days
Aggregate Intrinsic Value
Outstanding at the end of the period (in dollars)		$ 184,355				$ 33,322
Vested and expected to vest at the end of the period (in dollars)		233,187
Exercisable at the end of the period (in dollars)		170,460
Additional disclosures
Intrinsic value of options exercised (in dollars)		14,689	88,921	31,112	12,104
Weighted average grant-date fair value of the equity awards granted (in dollars per share)		$ 2.74	16.59	12.54	10.33
Fair value of the equity awards vested (in dollars)		14,680	88,867	23,780	8,529
Unrecognized share-based compensation costs, net of estimated forfeitures (in dollars)		$ 23,046	139,514					$ 318	1,927
Weighted-average vesting period of unrecognized share-based compensation costs		2 years 10 months 17 days	2 years 10 months 17 days					1 year 4 months 28 days	1 year 4 months 28 days
Assumptions used to estimate the fair values of the share options granted
Risk-free interest rate, minimum (as a percent)		1.91%	1.91%	1.70%	2.01%
Risk-free interest rate, maximum (as a percent)		2.71%	2.71%	2.28%	3.57%
Expected volatility range, minimum (as a percent)		46.68%	46.68%	48.03%	52.51%
Expected volatility range, maximum (as a percent)		47.66%	47.66%	49.84%	54.37%
Expected term (years)		10 years	10 years	10 years	10 years
Expected dividend yield (as a percent)		0.00%	0.00%	0.00%	0.00%